Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

14. SHARE-BASED COMPENSATION

Earnout shares

In connection with the Business Combination, each Class A Ordinary Share that is issued and outstanding before the Transaction would be cancelled and converted into the right of the right to receive 90% of such number of NWTN’s Class A ordinary shares equal to the Exchange Ratio (defined in the Business Combination Agreement, which is 32,715,010 shares); and the contingent right to receive 10% of such number of NWTN’s Class A Ordinary Shares equal to the Exchange Ratio, which is 3,635,001 shares (the “Earnout Shares”).

The Earnout Shares will be issued to Muse Limited (the company held by Mr. Nan Wu, the Founder, CEO and shareholder of the Company) when the Company delivers 12 vehicles on an aggregate basis or would be adjusted if the Company have delivered less than 12 vehicles by the end of 2023.

The Earnout Shares are determined as compensation, which is a transaction separate from the reverse recapitalization. In addition, the issuance of Earnout Shares does not meet any condition to be classified as a liability under ASC 718, thus it should be classified as an equity financial instrument, and measure at fair value using the quoted market price on grant date, November 11, 2022, which is $7.30 per share.

As of December 31, 2022, the performance condition was not met, based on the sales contract subsequently signed by the Group in 2023 (see Note 21 Subsequent events for detail), the Company considered that the performance condition of delivering 12 vehicles will be probably achieved by the end of 2023. Thus, the Company should recognize compensation cost for awards with performance conditions. The requisite service period should be the shortest of the explicit, implicit or derived service periods, which is determined as the period from November 11, 2022, the grant date, to December 31, 2023.

Share-based expenses recognized in general and administrative expenses was $3.2 million in 2022.